Retirement Benefit Schemes - Schedule of Scheme Liabilities by Scheme Membership (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 6,439	£ 7,202
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	5,918	6,647
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	521	555
Active members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	604	679
Active members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	582	656
Active members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	22	23
Deferred members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	757	1,026
Deferred members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	756	1,025
Deferred members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1	1
Retired members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	5,078	5,497
Retired members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	4,580	4,966
Retired members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 498	£ 531